COST OF REVENUE AND SERVICE (Tables)	12 Months Ended
Dec. 31, 2021
COST OF REVENUE AND SERVICE
Summary of cost of revenue and service

	31.12.2021	31.12.2020
Salaries and related expenses	6,764	1,184
Materials and models	1,516	63
Depriciation	56	59
Chip Development tools and Subcontractors	507	1,754
Total	8,843	3,060